Notes relating to the consolidated statement of financial position - Deferred revenue (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of offsetting of financial assets [line items]
Deferred revenue	€ 2,161	€ 8,635	€ 20,136	$ 2,161	$ 10,907	$ 8,635
Upfront Payments Received	8,635	20,137	9,103
AbbVie
Disclosure of offsetting of financial assets [line items]
Deferred revenue	2,200
Upfront Payments Received	2,000	2,000	2,000
LEO Pharma collaboration
Disclosure of offsetting of financial assets [line items]
Deferred revenue	100
Upfront Payments Received	€ 200	€ 200	€ 200